SHARE CAPITAL (Details) - USD ($)			12 Months Ended
	Dec. 11, 2023	Oct. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued and paid up:
Number of shares, Balance			0	825,163
Number of shares, Balance				0	825,163
Share capital, Balance			$ 287,449,000	$ 319,635,000	$ 254,019,000
Share capital, Issue of ordinary shares			1,950,000
Reduction of issued capital	$ 631.93000	$ 1,015.98000
Share capital, Balance			$ 246,120,000	$ 287,449,000	$ 319,635,000
Share capital [member]
Issued and paid up:
Number of shares, Balance			19,472,008	19,310,024	19,063,833
Number of shares, Issue of ordinary shares			213,582	161,984	246,191
Number of shares, Balance			19,685,590	19,472,008	19,310,024
Share capital, Balance			$ 320,683,000	$ 320,683,000	$ 320,683,000
Share capital, Issue of ordinary shares			1,950,000	0	0
Reduction of issued capital			$ (32,440,000)
Reduction of Issued capital share			0
Share capital, Balance			$ 290,193,000	$ 320,683,000	$ 320,683,000